Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	¥ 214,274		¥ 418,591	¥ 344,569	$ 30,641	$ 59,858	¥ 346,539
Accounts receivable, net	93,504		143,032		13,371
Amount due from related parties	3,514		2,365		502
Prepayments and other current assets	53,973		66,570		7,718
Property and equipment, net	701		9,434		100
Long-term investments	85,599		58,268		12,241
Intangible assets, net	1,295		1,891
Other non-current assets	451		977		65
Total assets	573,980		1,005,624		82,078
Accounts payable	96,211		108,249		13,758
Advances from customers	52,786		51,635		7,548
Amount due to related party other than the subsidiaries of the Group	176		5,566		25
Accrued expenses and other current liabilities	120,143		95,868		17,180
Deferred tax liabilities	80		141		11
Other non-current liabilities	217		11,046		31
Total liabilities	280,114		484,880		40,055
Revenues:
Total revenues	978,773	$ 139,963	1,006,071	1,069,413
Others	6,190		(323)	2,329
Income/(Loss) before income tax	32,022	4,578	106,116	(27,074)
Income tax benefits/(expense)	4	1	(218)	28
Net Income (Loss)	32,092	4,588	106,131	(26,772)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	105,679	15,111	79,758	4,266
Proceeds from maturity of short-term investments and restricted investment with third-party	350,000	50,049
Purchases of short-term investments	(350,000)	(50,049)
Cash paid for long-term investment	(28,378)	(4,058)	(48,800)	(2,524)
Cash received from disposal of long-term investments with third-party	6,314	903
Net cash (used in)/provided by investing activities	166,241	23,772	34,827	568
Net cash provided by financing activities	(475,832)	(68,044)	(45,029)	(17,236)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(204,317)	(29,217)	71,218	(8,346)
Cash and cash equivalents and restricted cash at beginning of the year	418,591	59,858	347,373	355,719
Cash and cash equivalents and restricted cash at end of the year	214,274	30,641	418,591	347,373
VIEs
Balance Sheet information of the Group
Cash and cash equivalents	18,916		47,493		2,705
Accounts receivable, net	25,181		44,392		3,601
Prepayments and other current assets	24,034		29,019		3,437
Property and equipment, net			8,706
Long-term investments	2,305				330
Other non-current assets	90		1,288		13
Total assets	206,098		164,108		29,473
Accounts payable	11,549		11,121		1,651
Advances from customers	413		559		59
Tax payable	9,701		8,006		1,387
Accrued expenses and other current liabilities	2,325		5,296		332
Deferred tax liabilities	0		0
Other non-current liabilities	0		0
Total liabilities	258,847		210,601		37,013
Revenues:
Total revenues	95,983	13,726	250,796	465,018
Total costs and expenses	(119,046)	(17,024)	(324,095)	(455,692)
Others	16,410	2,346	31,919	204
Income/(Loss) before income tax	(6,653)	(952)	(41,380)	9,530
Income tax benefits/(expense)	(86)	(12)	(321)	232
Net Income (Loss)	(6,739)	(964)	(41,701)	9,762
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(41,597)	(5,948)	(16,451)	537
Purchase of restricted time deposits				(1,000)
Proceeds from maturity of short-term investments and restricted investment with third-party	60,000	8,580
Purchases of short-term investments	(60,000)	(8,580)
Cash outflow from deconsolidation of subsidiaries, net of cash disposed			30,752
Cash paid for long-term investment	(1,500)	(214)
Cash received from disposal of long-term investments with third-party	2,720	389
Net cash (used in)/provided by investing activities	13,020	1,862	30,866	(1,000)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(28,577)	(4,086)	14,415	(463)
Cash and cash equivalents and restricted cash at beginning of the year	47,493	6,791	33,078	33,541
Cash and cash equivalents and restricted cash at end of the year	18,916	2,705	47,493	33,078
VIEs | Inter-company
Revenues:
Total revenues	24,650	3,525	83,182	224,919
Total costs and expenses	(6,523)	(933)	(29,500)	(33,190)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(35,188)	(5,032)	128,053	314,502
VIEs | Third-party
Revenues:
Total revenues	71,333	10,201	167,614	240,099
Total costs and expenses	(112,523)	(16,091)	(294,595)	(422,502)
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(6,409)	(916)	(144,504)	¥ (313,965)
Net cash (used in)/provided by investing activities	11,800	$ 1,687	114
VIEs | Related Party | Related party other than the subsidiaries of the Group
Balance Sheet information of the Group
Amount due from related parties	135,572		33,210		19,387
Amount due to related party other than the subsidiaries of the Group	176				25
VIEs | Related Party | Subsidiaries of the Group
Balance Sheet information of the Group
Amount due to related party other than the subsidiaries of the Group	¥ 234,683		¥ 185,619		$ 33,559